Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2014	$609,521
2015	524,898
2016	456,143
2017	354,705
2018	277,940
Thereafter	1,002,340
3,225,547